CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2025 ARS ($)
Statement of cash flows [abstract]
Property, plant and equipment eliminated	$ 3,408,337,000
Cancellation of contracts	(6,420,116,000)
Payment for purchase of business and subsidiaries	478,873,748
Cash equivalents acquired	$ 1,888,962,813